Note 13 - Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Securities, available-for-sale	$ 141,652	$ 144,028	$ 142,086
US Government-sponsored Enterprises Debt Securities [Member]
Securities, available-for-sale	18,317	16,122	12,587
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale	18,317	16,122	12,587
US Government-sponsored Enterprises Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale
US States and Political Subdivisions Debt Securities [Member]
Securities, available-for-sale	57,388	56,590	57,460
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale	57,388	56,590	57,460
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale
Residential Mortgage Backed Securities [Member]
Securities, available-for-sale	58,379	63,408	63,838
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale	58,379	63,408	63,838
Residential Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale
Commercial Mortgage Backed Securities [Member]
Securities, available-for-sale	1,731	1,415	1,458
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale	1,731	1,415	1,458
Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale
Collateralized Debt Obligations [Member]
Securities, available-for-sale	5,837	5,766	6,211
Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale	5,837	5,766	6,211
Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member]
Securities, available-for-sale		727	532
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 1 [Member]
Securities, available-for-sale
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 2 [Member]
Securities, available-for-sale		727	532
Pooled Trust Preferred Securities Subject to Mandatory Redemption [Member] | Fair Value, Inputs, Level 3 [Member]
Securities, available-for-sale